Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related party transactions	Related party transactions:
Related parties include shareholders with a significant ownership interest in the Corporation, including its subsidiaries and affiliates, and the Corporation’s equity accounted investees: Weichai Ballard JV and Synergy Ballard JVCo (note 13).
For the year ended December 31, 2020 and 2019, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2020	2019
Trade and other receivables	$17,465	$10,057
Investments	27,561	21,642
Deferred revenue	4,712	11,857

Transactions during the year with related party - Weichai Ballard JV	2020	2019
Revenues	$44,855	$37,197

For the year ended December 31, 2020 and 2019, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2020	2019
Trade and other receivables	$99	$65
Investments	—	—
Deferred revenue	304	46

Transactions during the year with related party - Synergy Ballard JVCo	2020	2019
Revenues	$8,232	$8,666

The Corporation provides key management personnel, being board directors and executive officers, certain benefits, in addition to their salaries. Key management personnel also participate in the Corporation’s share-based compensation plans (note 20).
In addition to cash and equity compensation, the Corporation provides the executive officers with certain personal benefits, including car allowance, medical benefit program, long and short-term disability coverage, life insurance and an annual medical, financial planning allowance and relocation allowances and services as necessary.
28.    Related party transactions:
The employment agreements for the executive officers are substantially the same with slight variations by individual. The maximum obligation that is required to be provided in the event of termination is notice of 12 months plus one month for every year of employment completed with the Corporation (to a maximum of 24 months), or payment in lieu of such notice, consisting of the salary, bonus and other benefits that would have been earned during such notice period. If there is a change of control, and if the executive officer’s employment is terminated, including a constructive dismissal, within 2 years following the date of a change of control, the executive officer is entitled to a payment equivalent to payment in lieu of a 24 month notice period. The minimum obligation that is required is limited to that required by employment standards legislation plus one day for every full month of employment since hire date, with no distinction made for a change of control situation.
Key management personnel compensation is comprised of:

	2020	2019
Salaries and employee benefits	$3,021	$3,098
Post-employment retirement benefits	62	56
Share-based compensation (note 20)	1,530	1,651
	$4,613	$4,805